Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Schwab Capital Trust (“Trust”) (File Nos. 33-62470 and 811-7704)

Schwab S&P 500 Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab Small-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab Total Stock Market Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab Large-Cap Growth Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Core Equity Fund	Schwab Balanced Fund
Schwab International Core Equity Fund	Schwab Target 2010 Fund
Schwab Dividend Equity Fund	Schwab Target 2015 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2020 Fund
Schwab Hedged Equity Fund	Schwab Target 2025 Fund
Schwab Health Care Fund	Schwab Target 2030 Fund
Laudus Small-Cap MarketMasters Fund	Schwab Target 2035 Fund
Laudus International MarketMasters Fund	Schwab Target 2040 Fund
Schwab MarketTrack All Equity Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2055 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2060 Fund

Post-Effective Amendment No. 163

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated February 28, 2017, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel
Charles Schwab Investment Management, Inc.